Consolidated Statements of Stockholders' Equity - USD ($)	Sale of Preferred Stock Units [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Sale of Preferred Stock Units [Member] Additional Paid-in Capital [Member]	Sale of Preferred Stock Units [Member]	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016				66,952,529
Balance at Dec. 31, 2016				$ 6,695			$ 11,018,915		$ (9,499,607)	$ 1,526,003
Sale of stock, net of issuance fees (in shares)				5,754,832
Sale of stock, net of issuance fees				$ 575			1,850,480			1,851,055
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture	15,500			292,000
Sale of stock, net of issuance fees	$ 2	$ 1,489,998	$ 1,490,000	$ 29			111,591			111,620
Stock compensation	$ 2	1,489,998	1,490,000	$ 29			111,591			111,620
Net loss									(3,833,060)	(3,833,060)
Balance (in shares) at Dec. 31, 2017				72,999,361	15,500	15,500
Balance at Dec. 31, 2017				$ 7,299	$ 2	$ 2	14,470,984		(13,332,667)	1,145,618
Net loss									(812,944)	(812,944)
Balance (in shares) at Mar. 31, 2018				72,999,361		15,500
Balance at Mar. 31, 2018				$ 7,299		$ 2	14,470,984		(14,145,611)	332,674
Balance (in shares) at Dec. 31, 2017				72,999,361	15,500	15,500
Balance at Dec. 31, 2017				$ 7,299	$ 2	$ 2	14,470,984		(13,332,667)	1,145,618
Sale of stock, net of issuance fees (in shares)				3,519,963
Sale of stock, net of issuance fees				$ 352			2,271,649	$ (130,062)		2,141,939
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture	20,100
Sale of stock, net of issuance fees	$ 2	1,959,998	1,960,000
Stock compensation	$ 2	$ 1,959,998	$ 1,960,000
Net loss									(4,255,033)	(4,255,033)
Conversion of preferred stock units to common stock (in shares)				14,240,000	(35,600)
Conversion of preferred stock units to common stock				$ 1,424	$ (4)		(1,420)
Balance (in shares) at Dec. 31, 2018				90,759,324
Balance at Dec. 31, 2018				$ 9,075			18,701,211	$ (130,062)	(17,587,700)	992,524
Net loss									(1,904,166)	(1,904,166)
Balance (in shares) at Mar. 31, 2019				90,759,324
Balance at Mar. 31, 2019				$ 9,075			$ 18,701,211		$ (19,491,866)	$ (781,580)